Group information - Consolidation of structured entities (Details)	12 Months Ended
Dec. 31, 2022
FIDC AR III [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	21.00%
FIDC AR III [Member] | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC TAPSO [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	99.00%
FIDC TAPSO [Member] | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC TAPSO II [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC TAPSO II [Member] | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC SOMA [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC SOMA [Member] | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC SOMA III [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIDC SOMA III [Member] | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIC FIM STONECO [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
FIC FIM STONECO [Member] | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
Fundo Retail [Member] | Total quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%
Fundo Retail [Member] | Subordinated Quotas
Disclosure of detailed information about business combination [line items]
Outstanding quotas held by the Group	100.00%